ACCOUNTS RECEIVABLE AND CONTRACT ASSETS	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS

3. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS

Accounts receivable and contract assets, net of allowance for credit losses, consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Accounts receivable, gross	33,081	—	—
Allowance for credit losses	—	—	—
Accounts receivable, net	33,081	—	—

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Contract assets, gross (Note 17)	253,780	—	—
Allowance for credit losses	—	—	—
Contract assets, net	253,780	—	—

No allowance for credit losses was recorded as of December 31, 2021 and 2022.